                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03870

Morgan Stanley U.S. Government Securities Trust
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley U.S. Government Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

FOR THE YEAR ENDED DECEMBER 31, 2003


TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2003

                                                 LEHMAN        LIPPER
                                                BROTHERS       GENERAL
                                               U.S. GOV'T     U.S. GOV'T
 CLASS A      CLASS B    CLASS C    CLASS D   BOND INDEX(1)  FUNDS INDEX(2)
  1.48%        1.49%      0.93%      1.67%        2.36%          1.73%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.


MARKET CONDITIONS

In 2003 the bond markets were dominated by perceptions of the Federal Reserve Bank's concerns about deflation as well as by mounting evidence that the U.S. economy was moving into a solid recovery. Interest rates rose briefly in January on expectations of an imminent recovery, only to consolidate through the spring in the absence of any decisive economic developments. The market moved out of this pattern in May, when Federal Reserve minutes acknowledged its heightened concern about deflation as a possibility, "however remote." These comments sent yields plummeting to multidecade lows as investors sought the safety of Treasury bonds.

Interest rates reversed course once more in June, when the Federal Reserve Open Market Committee cut rates by 25 basis points. Half of what the market had expected, this signaled to many investors that the Fed was less concerned about deflation than had previously been thought. The economy also began showing more convincing signs of strength in the third quarter. By September both consumer and corporate spending were showing strength and the GDP growth rate topped 8 percent. Interest rates moved sharply higher through the end of August in one of their strongest upward moves in years. Continuing strength in the economy balanced ongoing deflationary worries to keep interest rates largely unchanged through the end of the year.

In spite of this volatility during the year, interest rates ended the period only slightly changed. Across the bulk of the yield curve, yields moved up in parallel, increasing by roughly 50 basis points. The very short part of the yield curve, in contrast, fell by 25 basis points in response to the June interest-rate cut. These changes had the effect of steepening the yield curve slightly to a configuration consistent with expectations for an improving economy. However, the implied period over which the economy would recover was, in our view, unduly pessimistic.

Mortgage-backed securities (MBSs) had a strong year, in which they went from attractively priced to expensive relative to historical levels. At the beginning of the year, uncertainty over the state of the economy and prepayment speeds led investors to demand a fairly large risk premium as compensation. By early summer, the market had priced in prepayment speeds well in excess of historical levels. Once rates stabilized later in the year, yield spreads over Treasuries began to decline as investors developed greater confidence in the clarity of economic data.

PERFORMANCE ANALYSIS

For the 12-month period ended December 31, 2003, Morgan Stanley U.S. Government Securities Trust underperformed both the Lehman Brothers U.S. Government Bond Index and the Lipper General

U.S. Government Funds Index. While the Fund benefited from our overall interest-rate strategy, our implementation proved less helpful. Our strategy was to maintain a reduced level of interest-rate sensitivity relative to the Fund's benchmark. We established this position based on our assessment at the beginning of the period that prevailing interest rates did not adequately reflect the prospect of improving economic conditions. The strategy proved to be successful, especially when interest rates rose sharply in the second half of the period.

We chose to deemphasize the five-year portion of the yield curve in the belief that it offered little value relative to other segments of the curve. This strategy resulted in the Fund being underweighted in five-year securities relative to the Lehman Brothers U.S. Government Bond Index. Unfortunately, this proved to be the best-performing segment of the yield curve, so this strategy hampered the Fund's return relative to the Index.

   PORTFOLIO COMPOSITION

   U.S. Government Obligations                 42.0%

   Short Term Investments                      31.1%

   Mortgage-Backed Securities                  21.6%

   U.S. Government Agencies                     5.3%

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND INVESTS ALL OF ITS ASSETS IN U.S. GOVERNMENT SECURITIES. IN MAKING INVESTMENT DECISIONS, THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE TRENDS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OF THE U.S. GOVERNMENT SECURITIES IN WHICH IT MAY INVEST.

2. THE U.S. GOVERNMENT SECURITIES (INCLUDING ZERO COUPON SECURITIES) THAT THE FUND MAY PURCHASE ARE LIMITED TO:

   a. U.S. TREASURY BILLS, NOTES AND BONDS, ALL OF WHICH ARE DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT.

   b. SECURITIES (INCLUDING MORTGAGE-BACKED SECURITIES) ISSUED BY AGENCIES AND INSTRUMENTALITIES OF THE U.S. GOVERNMENT, WHICH ARE BACKED BY THE FULL FAITH, AND CREDIT OF THE UNITED STATES. AMONG THE AGENCIES AND INSTRUMENTALITIES ISSUING THESE OBLIGATIONS ARE THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION, THE FEDERAL HOUSING ADMINISTRATION, AND THE RESOLUTION FUNDING CORPORATION.

3. MOST U.S. GOVERNMENT SECURITIES PAY EITHER FIXED OR ADJUSTABLE RATES OF INTEREST AT REGULAR INTERVALS UNTIL THEY MATURE, AT WHICH POINT INVESTORS GET THEIR PRINCIPAL BACK. THE FUND'S INVESTMENTS MAY INCLUDE ZERO COUPON SECURITIES, WHICH ARE PURCHASED AT A DISCOUNT AND GENERALLY ACCRUE INTEREST, BUT MAKE NO PAYMENT UNTIL MATURITY.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

               CLASS B^^  LEHMAN(1)  LIPPER(2)
Dec-1993       $  10,000  $  10,000  $  10,000
Dec-1994       $   9,649  $   9,662  $   9,526
Dec-1995       $  11,264  $  11,435  $  11,140
Dec-1996       $  11,620  $  11,751  $  11,380
Dec-1997       $  12,614  $  12,878  $  12,418
Dec-1998       $  13,531  $  14,147  $  13,392
Dec-1999       $  13,443  $  13,831  $  13,035
Dec-2000       $  14,953  $  15,663  $  14,585
Dec-2001       $  15,893  $  16,795  $  15,559
Dec-2002       $  17,468  $  18,726  $  17,110
Dec-2003       $  17,729  $  19,167  $  17,406

ENDING VALUE

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2003

                             CLASS A SHARES*    CLASS B SHARES**    CLASS C SHARES+     CLASS D SHARES++
                            (SINCE 07/28/97)    (SINCE 06/29/84)    (SINCE 07/28/97)    (SINCE 07/28/97)
  SYMBOL                              USGAX               USGBX               USGCX               USGDX
  1 YEAR                               1.48%(3)            1.49%(3)            0.93%(3)            1.67%(3)
                                      (2.83)(4)           (3.40)(4)           (0.05)(4)              --

  5 YEARS                              5.73(3)             5.55(3)             5.14(3)             5.95(3)
                                       4.81(4)             5.23(4)             5.14(4)               --

  10 YEARS                               --                5.89(3)               --                  --
                                         --                5.89(4)               --                  --

  SINCE INCEPTION                      6.21(3)             7.49(3)             5.76(3)             6.45(3)
                                       5.49(4)             7.49(4)             5.76(4)               --

----------
Notes on Performance

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^^   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2003.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

  PRINCIPAL
  AMOUNT IN                                                                COUPON
  THOUSANDS      DESCRIPTION AND MATURITY DATE                              RATE        VALUE
--------------------------------------------------------------------------------------------------
                 MORTGAGE-BACKED SECURITIES (23.7%)
                 Government National Mortgage Assoc. I (23.3%)
$      110,000   *                                                          5.50%  $   111,856,250
       100,000   *                                                          6.00       103,937,500
        46,861   02/15/28 - 03/15/29                                        6.00        48,759,279
       238,216   10/15/22 - 07/15/31                                        6.50       251,229,069
       198,738   04/15/17 - 03/15/27                                        7.00       211,854,560
        79,277   01/15/06 - 10/15/31                                        7.50        85,088,422
        26,843   10/15/16 - 09/15/31                                        8.00        29,208,496
        37,051   01/15/06 - 11/15/24                                        8.50        40,325,881
        27,904   10/15/08 - 08/15/21                                        9.00        31,215,355
        18,091   10/15/09 - 12/15/20                                        9.50        20,260,548
        22,720   11/15/09 - 11/15/20                                       10.00        25,562,324
            88   05/15/10 - 06/15/15                                       12.50           102,122
                                                                                   ---------------
                                                                                       959,399,806
                                                                                   ---------------
                 Government National Mortgage Assoc. II (0.4%)
         6,981   01/20/24 - 02/20/24                                        6.50         7,347,889
         8,294   03/20/26 - 07/20/29                                        7.00         8,815,933
                                                                                   ---------------
                                                                                        16,163,822
                                                                                   ---------------
                 Government National Mortgage Assoc. GPM I (0.0%)
         1,046   08/15/13 - 07/15/15                                       12.25         1,201,902
                                                                                   ---------------
                 TOTAL MORTGAGE-BACKED SECURITIES
                 (COST $925,867,833)                                                   976,765,530
                                                                                   ---------------
                 U.S. GOVERNMENT OBLIGATIONS (46.0%)
                 U.S. Treasury Bonds (17.5%)
       111,500   08/15/27                                                  6.375       129,531,668
       174,500   02/15/27                                                  6.625       208,479,862
       210,000   02/15/25                                                  7.625       277,405,170
        73,225   08/15/20                                                  8.75        104,734,669
                                                                                   ---------------
                                                                                       720,151,369
                                                                                   ---------------
                 U.S. Treasury Notes (26.9%)
       300,000   11/15/06                                                  3.50        310,183,800
       180,000   02/15/13                                                  3.875       176,259,420
        35,000   11/15/05                                                  5.75         37,589,475
        50,000   05/15/05                                                  6.75         53,617,200

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                               COUPON
  THOUSANDS      DESCRIPTION AND MATURITY DATE                             RATE         VALUE
--------------------------------------------------------------------------------------------------
$      206,350   02/15/05                                                   7.50%  $   220,657,484
       285,000   11/15/04                                                   7.875      301,398,900
         4,750   02/15/15                                                  11.25         7,604,085
                                                                                   ---------------
                                                                                     1,107,310,364
                                                                                   ---------------
                 U.S. Treasury Strips (1.6%)
        40,000   08/15/10                                                   0.00        31,032,880
        45,000   02/15/11                                                   0.00        33,845,040
                                                                                   ---------------
                                                                                        64,877,920
                                                                                   ---------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                 (COST $1,883,408,588)                                               1,892,339,653
                                                                                   ---------------
                 U.S. GOVERNMENT AGENCIES (5.8%)
                 Housing Urban Development Ser 99-A (0.9%)
        18,800   08/01/10                                                   6.06        20,212,876
        15,290   08/01/11                                                   6.16        16,457,514
                                                                                   ---------------
                                                                                        36,670,390
                                                                                   ---------------
                 Resolution Funding Corp. Zero Coupon Strips (4.9%)
        74,000   10/15/08                                                   0.00        62,978,292
       138,134   01/15/12                                                   0.00        97,196,608
        61,607   04/15/12                                                   0.00        42,616,889
                                                                                   ---------------
                                                                                       202,791,789
                                                                                   ---------------
                 TOTAL U.S. GOVERNMENT AGENCIES
                 (COST $225,991,671)                                                   239,462,179
                                                                                   ---------------
                 SHORT-TERM INVESTMENTS (a)(34.1%)
                 U.S. TREASURY BILLS
       198,730   01/15/04 - 03/04/04                                        0.90       198,594,685
       200,000   01/15/04                                                   0.91       199,934,278
        92,100   01/02/04                                                   0.92        92,097,646
        11,000   02/05/04                                                   0.923       10,990,134
       100,000   02/19/04                                                   0.93        99,873,417
        51,600   01/15/04                                                   0.935       51,581,238
        30,400   06/10/04                                                   0.965       30,269,618
       291,270   01/15/04 - 04/01/04+                                       0.97       290,564,694
        92,000   01/02/04                                                   0.975       91,997,508
       100,400   01/02/04 - 01/15/04+                                       0.98       100,397,125
       107,400   04/15/04 - 06/10/04                                        0.99       106,977,336

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                                COUPON
  THOUSANDS      DESCRIPTION AND MATURITY DATE                              RATE        VALUE
--------------------------------------------------------------------------------------------------
$       50,000   03/25/04                                                   1.00%  $    49,884,722
        80,000   02/19/04                                                   1.015       79,889,478
                                                                                   ---------------
                 TOTAL SHORT-TERM INVESTMENTS
                 (COST $1,403,037,517)                                               1,403,051,879
                                                                                   ---------------
                 TOTAL INVESTMENTS
                 (COST $4,438,305,609)(b)(c)                              109.6%     4,511,619,241
                 LIABILITIES IN EXCESS OF OTHER ASSETS                     (9.6)      (393,666,948)
                                                                          -----    ---------------
                 NET ASSETS                                               100.0%   $ 4,117,952,293
                                                                          =====    ===============

----------
  GPM GRADUATED PAYMENT MORTGAGE.
   * SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   + ALL OR A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
  (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $226,349,307 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $4,479,558,901. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $45,968,667 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $13,908,327, RESULTING IN NET UNREALIZED APPRECIATION OF $32,060,340.

FUTURES CONTRACTS OPEN AT DECEMBER 31, 2003:

NUMBER OF                 DESCRIPTION/DELIVERY  UNDERLYING FACE   UNREALIZED
CONTRACTS    LONG/SHORT      MONTH AND YEAR     AMOUNT AT VALUE  DEPRECIATION
------------------------------------------------------------------------------
   100         Short      U.S. Treasury Notes
                          5 Year March 2004     $   (11,162,500) $     (80,788)

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

ASSETS:
Investments in securities, at value (cost $4,438,305,609)      $  4,511,619,241
Cash                                                                     97,790
Receivable for:
  Interest                                                           34,979,883
  Shares of beneficial interest sold                                  1,782,458
Prepaid expenses and other assets                                     2,020,119
                                                               ----------------
    TOTAL ASSETS                                                  4,550,499,491
                                                               ----------------
LIABILITIES:
Payable for:
  Investments purchased                                             416,101,257
  Shares of beneficial interest redeemed                              6,051,630
  Dividends and distributions to shareholders                         5,767,700
  Distribution fee                                                    2,495,539
  Investment management fee                                           1,659,830
  Variation margin                                                       12,500
Accrued expenses and other payables                                     458,742
                                                               ----------------
    TOTAL LIABILITIES                                               432,547,198
                                                               ----------------
    NET ASSETS                                                 $  4,117,952,293
                                                               ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $  4,149,162,244
Net unrealized appreciation                                          73,232,844
Dividends in excess of net investment income                        (41,054,419)
Accumulated net realized loss                                       (63,388,376)
                                                               ----------------
    NET ASSETS                                                 $  4,117,952,293
                                                               ================
CLASS A SHARES:
Net Assets                                                     $    242,335,279
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            26,308,709
    NET ASSET VALUE PER SHARE                                  $           9.21
                                                               ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)            $           9.62
                                                               ================
CLASS B SHARES:
Net Assets                                                     $  3,461,241,088
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)           375,133,898
    NET ASSET VALUE PER SHARE                                  $           9.23
                                                               ================
CLASS C SHARES:
Net Assets                                                     $    105,392,304
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            11,344,868
    NET ASSET VALUE PER SHARE                                  $           9.29
                                                               ================
CLASS D SHARES:
Net Assets                                                     $    308,983,622
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)            33,527,681
    NET ASSET VALUE PER SHARE                                  $           9.22
                                                               ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                                $    175,124,817
                                                               ----------------
EXPENSES
Distribution fee (Class A shares)                                       477,010
Distribution fee (Class B shares)                                    30,283,995
Distribution fee (Class C shares)                                       926,025
Investment management fee                                            20,667,437
Transfer agent fees and expenses                                      4,573,735
Custodian fees                                                          717,868
Shareholder reports and notices                                         216,385
Registration fees                                                       120,193
Professional fees                                                        65,875
Trustees' fees and expenses                                              38,792
Other                                                                   398,603
                                                               ----------------
    TOTAL EXPENSES                                                   58,485,918
Less: distribution fee rebate (Class B shares)                      (22,730,676)
                                                               ----------------
    NET EXPENSES                                                     35,755,242
                                                               ----------------
    NET INVESTMENT INCOME                                           139,369,575
                                                               ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                        39,512,622
  Futures contracts                                                  (2,564,837)
                                                               ----------------
    NET REALIZED GAIN                                                36,947,785
                                                               ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                      (108,996,436)
  Futures contracts                                                     (80,788)
                                                               ----------------
    NET DEPRECIATION                                               (109,077,224)
                                                               ----------------
    NET LOSS                                                        (72,129,439)
                                                               ----------------
NET INCREASE                                                   $     67,240,136
                                                               ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE YEAR          FOR THE YEAR
                                                                   ENDED                 ENDED
                                                              DECEMBER 31, 2003     DECEMBER 31, 2002
                                                             ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                        $      139,369,575    $      201,556,647
Net realized gain                                                    36,947,785           112,542,103
Net change in unrealized appreciation                              (109,077,224)          126,519,788
                                                             ------------------    ------------------
    NET INCREASE                                                     67,240,136           440,618,538
                                                             ------------------    ------------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                       (9,110,250)           (8,662,841)
Class B shares                                                     (146,837,400)         (200,811,470)
Class C shares                                                       (3,781,279)           (4,001,567)
Class D shares                                                      (12,038,733)          (10,153,806)
                                                             ------------------    ------------------
    TOTAL DIVIDENDS                                                (171,767,662)         (223,629,684)
                                                             ------------------    ------------------
Net increase (decrease) from transactions in shares
of beneficial interest                                             (892,911,901)          547,928,025
                                                             ------------------    ------------------
    NET INCREASE (DECREASE)                                        (997,439,427)          764,916,879

NET ASSETS:
Beginning of period                                               5,115,391,720         4,350,474,841
                                                             ------------------    ------------------
END OF PERIOD
(Including dividends in excess of net investment income
of $41,054,419 and $10,469,569, respectively)                $    4,117,952,293    $    5,115,391,720
                                                             ==================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley U.S. Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is high current income consistent with safety of principal. The Fund seeks to achieve its objective by investing in obligations issued or guaranteed by the U.S. Government or its instrumentalities. The Fund was organized as a Massachusetts business trust on September 29, 1983 and commenced operations on June 29, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.50% to the portion of daily net assets not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.45% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.425% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.40% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.35% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.325% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.30% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% (0.65% on amounts over $10 billion) of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2003.

For the year ended December 31, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $22,730,676.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.19% and 0.75%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $167,298, $4,766,767 and $102,952, respectively and received $392,802 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The costs of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended December 31, 2003 were $5,333,125,122 and $6,139,302,587, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $76,800.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,338. At December 31, 2003, the Fund had an accrued pension liability of $61,580 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.


5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate risk, the Fund may purchase and sell interest rate futures contracts ("futures contracts").

Futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                  FOR THE YEAR                            FOR THE YEAR
                                                     ENDED                                    ENDED
                                               DECEMBER 31, 2003                       DECEMBER 31, 2002
                                      ------------------------------------    ------------------------------------
                                           SHARES              AMOUNT              SHARES              AMOUNT
                                      ----------------    ----------------    ----------------    ----------------
CLASS A SHARES
Sold                                        31,910,340    $    298,309,612          37,278,528    $    343,201,691
Reinvestment of dividends                      782,521           7,283,221             728,176           6,688,504
Redeemed                                   (31,445,337)       (293,410,503)        (26,612,726)       (245,296,636)
                                      ----------------    ----------------    ----------------    ----------------
Net increase -- Class A                      1,247,524          12,182,330          11,393,978         104,593,559
                                      ----------------    ----------------    ----------------    ----------------
CLASS B SHARES
Sold                                        34,512,843         324,031,042         115,853,848       1,066,594,060
Reinvestment of dividends                    9,261,878          86,401,971          12,580,271         115,384,334
Redeemed                                  (139,688,353)     (1,301,149,848)       (104,445,896)       (960,901,268)
                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) -- Class B         (95,913,632)       (890,716,835)         23,988,223         221,077,126
                                      ----------------    ----------------    ----------------    ----------------
CLASS C SHARES
Sold                                         4,640,484          43,762,890          14,187,046         131,278,119
Reinvestment of dividends                      272,422           2,559,820             292,665           2,712,560
Redeemed                                    (7,212,567)        (67,610,716)         (7,854,069)        (72,484,472)
                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) -- Class C          (2,299,661)        (21,288,006)          6,625,642          61,506,207
                                      ----------------    ----------------    ----------------    ----------------
CLASS D SHARES
Sold                                        17,605,741         164,783,346          30,513,611         281,767,152
Reinvestment of dividends                      820,139           7,637,771             715,931           6,585,942
Redeemed                                   (17,726,181)       (165,510,507)        (13,818,790)       (127,601,961)
                                      ----------------    ----------------    ----------------    ----------------
Net increase -- Class D                        699,699           6,910,610          17,410,752         160,751,133
                                      ----------------    ----------------    ----------------    ----------------
Net increase (decrease) in Fund            (96,266,070)   $   (892,911,901)         59,418,595    $    547,928,025
                                      ================    ================    ================    ================

7. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                        FOR THE YEAR        FOR THE YEAR
                                            ENDED               ENDED
                                      DECEMBER 31, 2003   DECEMBER 31, 2002
                                      ----------------    ----------------
Ordinary Income                       $    171,767,662    $    223,629,684

As of December 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income         $        260,452
Undistributed long-term gains                       --
                                      ----------------
Net accumulated earnings                       260,452
Capital loss carryforward*                 (61,458,629)
Post-October losses                         (2,010,534)
Temporary differences                          (61,580)
Net unrealized appreciation                 32,060,340
                                      ----------------
Total accumulated losses              $    (31,209,951)
                                      ================

* During the year ended December 31, 2003, the Fund utilized $37,064,294 of its net capital loss carryforward. As of December 31, 2003, the Fund had a net capital loss carryforward of $61,458,629 of which $49,152,459 will expire on December 31, 2004, $3,006,443 will expire on December 31, 2005, $2,711,317 will expire on December 31, 2006 and $6,588,410 will expire on December 31, 2007 to offset future capital gains to the extent provided by regulations.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $26,602,236, accumulated net realized loss was credited $24,788,999 and dividends in excess of net investment income was credited $1,813,237.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                                 2003             2002             2001             2000             1999
                                             ------------     ------------     ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       9.41     $       8.99     $       8.94     $       8.58     $       9.18
                                             ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                              0.26             0.43             0.51             0.56             0.58
  Net realized and unrealized gain (loss)           (0.12)            0.45             0.07             0.36            (0.60)
                                             ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                          0.14             0.88             0.58             0.92            (0.02)
                                             ------------     ------------     ------------     ------------     ------------
Less dividends from net investment income           (0.34)           (0.46)           (0.53)           (0.56)           (0.58)
                                             ------------     ------------     ------------     ------------     ------------
Net asset value, end of period               $       9.21     $       9.41     $       8.99     $       8.94     $       8.58
                                             ============     ============     ============     ============     ============
TOTAL RETURN+                                        1.48%           10.07%            6.66%           11.18%           (0.26)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.76%            0.75%            0.73%            0.77%            0.70%
Net investment income                                2.94%            4.50%            5.65%            5.81%            6.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $    242,335     $    235,787     $    122,863     $     99,750     $     70,881
Portfolio turnover rate                               153%              85%              73%              19%              11%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                                 2003             2002             2001             2000             1999
                                             ------------     ------------     ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       9.43     $       9.00     $       8.95     $       8.59     $       9.20
                                             ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                              0.26             0.40             0.48             0.57             0.55
  Net realized and unrealized gain (loss)           (0.12)            0.46             0.07             0.36            (0.61)
                                             ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                          0.14             0.86             0.55             0.93            (0.06)
                                             ------------     ------------     ------------     ------------     ------------
Less dividends from net investment income           (0.34)           (0.43)           (0.50)           (0.57)           (0.55)
                                             ------------     ------------     ------------     ------------     ------------
Net asset value, end of period               $       9.23     $       9.43     $       9.00     $       8.95     $       8.59
                                             ============     ============     ============     ============     ============
TOTAL RETURN+                                        1.49%            9.91%            6.29%           11.23%           (0.65)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.76%(2)         1.00%(2)         1.07%(2)         0.72%(2)         1.02%(2)
Net investment income                                2.95%(2)         4.25%(2)         5.30%(2)         5.86%(2)         6.18%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in millions       $      3,461     $      4,441     $      4,025     $      3,745     $      4,145
Portfolio turnover rate                               153%              85%              73%              19%              11%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEES TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                               EXPENSE       NET INVESTMENT
PERIOD ENDED                                    RATIO        INCOME RATIO
------------                                   -------       --------------
DECEMBER 31, 2003                               1.32%            2.38%
DECEMBER 31, 2002                               1.29             3.96
DECEMBER 31, 2001                               1.29             5.08
DECEMBER 31, 2000                               1.29             5.29
DECEMBER 31, 1999                               1.29             5.91

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                                 2003             2002             2001             2000             1999
                                             ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       9.49     $       9.07     $       9.02     $       8.65     $       9.26
                                             ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                              0.21             0.38             0.46             0.52             0.53
  Net realized and unrealized gain (loss)           (0.12)            0.45             0.07             0.37            (0.61)
                                             ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                          0.09             0.83             0.53             0.89            (0.08)
                                             ------------     ------------     ------------     ------------     ------------
Less dividends from net investment income           (0.29)           (0.41)           (0.48)           (0.52)           (0.53)
                                             ------------     ------------     ------------     ------------     ------------
Net asset value, end of period               $       9.29     $       9.49     $       9.07     $       9.02     $       8.65
                                             ============     ============     ============     ============     ============
TOTAL RETURN+                                        0.93%            9.42%            6.03%           10.70%           (0.90)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             1.32%            1.29%            1.29%            1.29%            1.29%
Net investment income                                2.38%            3.96%            5.08%            5.29%            5.91%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $    105,392     $    129,515     $     63,646     $     27,445     $     22,004
Portfolio turnover rate                               153%              85%              73%              19%              11%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                             --------------------------------------------------------------------------------
                                                 2003             2002             2001             2000             1999
                                             ------------     ------------     ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period         $       9.42     $       8.99     $       8.95     $       8.58     $       9.18
                                             ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income                              0.28             0.45             0.53             0.58             0.59
  Net realized and unrealized gain (loss)           (0.12)            0.46             0.06             0.37            (0.60)
                                             ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                          0.16             0.91             0.59             0.95            (0.01)
                                             ------------     ------------     ------------     ------------     ------------
Less dividends from net investment income           (0.36)           (0.48)           (0.55)           (0.58)           (0.59)
                                             ------------     ------------     ------------     ------------     ------------
Net asset value, end of period               $       9.22     $       9.42     $       8.99     $       8.95     $       8.58
                                             ============     ============     ============     ============     ============
TOTAL RETURN+                                        1.67%           10.41%            6.85%           11.43%           (0.10)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                             0.57%            0.54%            0.54%            0.54%            0.54%
Net investment income                                3.13%            4.71%            5.83%            6.04%            6.66%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands      $    308,984     $    309,109     $    138,669     $     93,446     $     30,315
Portfolio turnover rate                               153%              85%              73%              19%              11%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of
Trustees of Morgan Stanley U.S. Government Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley U.S. Government Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley U.S. Government Securities Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 13, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

     Of the Fund's ordinary income dividends paid during the fiscal year ended December 31, 2003, 62.76% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                    IN FUND
                                      POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------- -----------  -------------  --------------------------  ------------- ---------------------
Michael Bozic (62)                    Trustee      Since          Retired; Director or        216           Director of Weirton
c/o Mayer, Brown, Rowe & Maw LLP                   April 1994     Trustee of the Retail                     Steel Corporation.
Counsel to the Independent Directors                              Funds (since April 1994)
1675 Broadway                                                     and the Institutional
New York, NY                                                      Funds (since July 2003);
                                                                  formerly Vice Chairman of
                                                                  Kmart Corporation
                                                                  (December 1998-October
                                                                  2000), Chairman and Chief
                                                                  Executive Officer of
                                                                  Levitz Furniture
                                                                  Corporation (November
                                                                  1995-November 1998) and
                                                                  President and Chief
                                                                  Executive Officer of
                                                                  Hills Department Stores
                                                                  (May 1991-July 1995);
                                                                  formerly variously
                                                                  Chairman, Chief Executive
                                                                  Officer, President and
                                                                  Chief Operating Officer
                                                                  (1987-1991) of the Sears
                                                                  Merchandise Group of
                                                                  Sears, Roebuck & Co.

Edwin J. Garn (71)                    Trustee      Since          Director or Trustee of      216           Director of Franklin
c/o Summit Ventures LLC                            January 1993   the Retail Funds (since                   Covey (time
1 Utah Center                                                     January 1993) and the                     management systems),
201 S. Main Street                                                Institutional Funds                       BMW Bank of North
Salt Lake City, UT                                                (since July 2003); member                 America, Inc.
                                                                  of the Utah Regional                      (industrial loan
                                                                  Advisory Board of Pacific                 corporation), United
                                                                  Corp.; formerly United                    Space Alliance
                                                                  States Senator (R-Utah)                   (joint venture
                                                                  (1974-1992) and Chairman,                 between Lockheed
                                                                  Senate Banking Committee                  Martin and the
                                                                  (1980-1986), Mayor of                     Boeing Company) and
                                                                  Salt Lake City, Utah                      Nuskin Asia Pacific
                                                                  (1971-1974), Astronaut,                   (multilevel
                                                                  Space Shuttle Discovery                   marketing); member
                                                                  (April 12-19, 1985), and                  of the board of
                                                                  Vice Chairman, Huntsman                   various civic and
                                                                  Corporation (chemical                     charitable
                                                                  company).                                 organizations.

Wayne E. Hedien (69)                  Trustee      Since          Retired; Director or        216           Director of The PMI
c/o Mayer, Brown, Rowe & Maw LLP                   September      Trustee of the Retail                     Group Inc. (private
Counsel to the Independent Directors               1997           Funds (since September                    mortgage insurance);
1675 Broadway                                                     1997) and the                             Trustee and Vice
New York, NY                                                      Institutional Funds                       Chairman of The
                                                                  (since July 2003);                        Field Museum of
                                                                  formerly associated with                  Natural History;
                                                                  the Allstate Companies                    director of various
                                                                  (1966-1994), most                         other business and
                                                                  recently as Chairman of                   charitable
                                                                  The Allstate Corporation                  organizations.
                                                                  (March 1993-December
                                                                  1994) and Chairman and
                                                                  Chief Executive Officer
                                                                  of its wholly-owned
                                                                  subsidiary, Allstate
                                                                  Insurance Company (July
                                                                  1989-December 1994).

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                    IN FUND
                                      POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
        INDEPENDENT TRUSTEE           REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------- -----------  -------------  --------------------------  ------------- ---------------------
Dr. Manuel H. Johnson (54)            Trustee      Since          Chairman of the Audit       216           Director of NVR,
c/o Johnson Smick International, Inc.              July 1991      Committee and Director or                 Inc. (home
2099 Pennsylvania Avenue, N.W.                                    Trustee of the Retail                     construction);
Suite 950                                                         Funds (since July 1991)                   Chairman and Trustee
Washington, D.C.                                                  and the Institutional                     of the Financial
                                                                  Funds (since July 2003);                  Accounting
                                                                  Senior Partner, Johnson                   Foundation
                                                                  Smick International,                      (oversight
                                                                  Inc., a consulting firm;                  organization of the
                                                                  Co-Chairman and a founder                 Financial Accounting
                                                                  of the Group of Seven                     Standards Board);
                                                                  Council (G7C), an                         Director of RBS
                                                                  international economic                    Greenwich Capital
                                                                  commission; formerly Vice                 Holdings (financial
                                                                  Chairman of the Board of                  holding company).
                                                                  Governors of the Federal
                                                                  Reserve System and
                                                                  Assistant Secretary of
                                                                  the U.S. Treasury.

Joseph J. Kearns (61)                 Trustee      Since          Deputy Chairman of the      217           Director of Electro
PMB754                                             July 2003      Audit Committee and                       Rent Corporation
23852 Pacific Coast Highway                                       Director or Trustee of                    (equipment leasing),
Malibu, CA                                                        the Retail Funds (since                   The Ford Family
                                                                  July 2003) and the                        Foundation, and the
                                                                  Institutional Funds                       UCLA Foundation.
                                                                  (since August 1994);
                                                                  previously Chairman of
                                                                  the Audit Committee of
                                                                  the Institutional Funds
                                                                  (October 2001-July 2003);
                                                                  President, Kearns &
                                                                  Associates LLC
                                                                  (investment consulting);
                                                                  formerly CFO of the J.
                                                                  Paul Getty Trust.

Michael E. Nugent (67)                Trustee      Since          Chairman of the Insurance   216           Director of various
c/o Triumph Capital, L.P.                          July 1991      Committee and Director or                 business
445 Park Avenue                                                   Trustee of the Retail                     organizations.
New York, NY                                                      Funds (since July 1991)
                                                                  and the Institutional
                                                                  Funds (since July 2001);
                                                                  General Partner of
                                                                  Triumph Capital, L.P., a
                                                                  private investment
                                                                  partnership; formerly
                                                                  Vice President, Bankers
                                                                  Trust Company and BT
                                                                  Capital Corporation
                                                                  (1984-1988).

Fergus Reid (71)                      Trustee      Since          Chairman of the             217           Trustee and Director
85 Charles Colman Blvd.                            July 2003      Governance Committee and                  of certain
Pawling, NY                                                       Director or Trustee of                    investment companies
                                                                  the Retail Funds (since                   in the JPMorgan
                                                                  July 2003) and the                        Funds complex
                                                                  Institutional Funds                       managed by JPMorgan
                                                                  (since June 1992);                        Investment
                                                                  Chairman of Lumelite                      Management Inc.
                                                                  Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS
                                                     TERM OF                                    IN FUND
                                      POSITION(S)   OFFICE AND                                  COMPLEX
      NAME, AGE AND ADDRESS OF         HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN     OTHER DIRECTORSHIPS
        INTERESTED TRUSTEE            REGISTRANT   TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
------------------------------------- -----------  -------------  --------------------------  ------------- ---------------------
Charles A. Fiumefreddo (70)           Chairman of  Since          Chairman and Director or    216           None
c/o Morgan Stanley Trust              the Board    July 1991      Trustee of the Retail
Harborside Financial Center,          and Trustee                 Funds (since July 1991)
Plaza Two,                                                        and the Institutional
Jersey City, NJ                                                   Funds (since July 2003);
                                                                  formerly Chief Executive
                                                                  Officer of the Retail
                                                                  Funds (until September
                                                                  2002).

James F. Higgins (55)                 Trustee      Since          Director or Trustee of      216           Director of AXA
c/o Morgan Stanley Trust                           June 2000      the Retail Funds (since                   Financial, Inc. and
Harborside Financial Center,                                      June 2000) and the                        The Equitable Life
Plaza Two,                                                        Institutional Funds                       Assurance Society of
Jersey City, NJ                                                   (since July 2003); Senior                 the United States
                                                                  Advisor of Morgan Stanley                 (financial services).
                                                                  (since August 2000);
                                                                  Director of the
                                                                  Distributor and Dean
                                                                  Witter Realty Inc.;
                                                                  previously President and
                                                                  Chief Operating Officer
                                                                  of the Private Client
                                                                  Group of Morgan Stanley
                                                                  (May 1999 - August 2000),
                                                                  and President and Chief
                                                                  Operating Officer of
                                                                  Individual Securities of
                                                                  Morgan Stanley (February
                                                                  1997-May 1999).

Philip J. Purcell (60)                Trustee      Since          Director or Trustee of      216           Director of American
1585 Broadway                                      April 1994     the Retail Funds (since                   Airlines, Inc. and
New York, NY                                                      April 1994) and the                       its parent company,
                                                                  Institutional Funds                       AMR Corporation.
                                                                  (since July 2003);
                                                                  Chairman of the Board of
                                                                  Directors and Chief
                                                                  Executive Officer of
                                                                  Morgan Stanley and Morgan
                                                                  Stanley DW Inc.; Director
                                                                  of the Distributor;
                                                                  Chairman of the Board of
                                                                  Directors and Chief
                                                                  Executive Officer of
                                                                  Novus Credit Services
                                                                  Inc.; Director and/or
                                                                  officer of various Morgan
                                                                  Stanley subsidiaries.

----------
 * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                          TERM OF
                                         POSITION(S)    OFFICE AND
      NAME, AGE AND ADDRESS OF           HELD WITH       LENGTH OF         PRINCIPAL OCCUPATION(S)
         EXECUTIVE OFFICER               REGISTRANT     TIME SERVED*       DURING PAST 5 YEARS**
------------------------------------- ---------------  -------------  ---------------------------------
Mitchell M. Merin (50)                President        Since            President and Chief Operating
1221 Avenue of the Americas                            May 1999         Officer of Morgan Stanley
New York, NY                                                            Investment Management Inc.;
                                                                        President, Director and Chief
                                                                        Executive Officer of the
                                                                        Investment Manager and Morgan
                                                                        Stanley Services; Chairman,
                                                                        Chief Executive Officer and
                                                                        Director of the Distributor;
                                                                        Chairman and Director of the
                                                                        Transfer Agent; Director of
                                                                        various Morgan Stanley
                                                                        subsidiaries; President Morgan
                                                                        Stanley Investments LP (since
                                                                        February 2003); President of
                                                                        the Institutional Funds (since
                                                                        July 2003) and President of
                                                                        the Retail Funds (since May
                                                                        1999); Trustee (since July
                                                                        2003) and President (since
                                                                        December 2002) of the Van
                                                                        Kampen Closed-End Funds;
                                                                        Trustee (since May 1999) and
                                                                        President (since October 2002)
                                                                        of the Van Kampen Open-End
                                                                        Funds.

Ronald E. Robison (64)                Executive Vice   Since            Chief Global Operations
1221 Avenue of the Americas           President and    April 2003       Officer and Managing Director
New York, NY                          Principal                         of Morgan Stanley Investment
                                      Executive                         Management Inc.; Managing
                                      Officer                           DIrector of Morgan Stanley &
                                                                        Co. Incorporated; Managing
                                                                        DIrector of Morgan Stanley;
                                                                        Managing Director, Chief
                                                                        Administrative Officer and
                                                                        Director of the Investment
                                                                        Manager and Morgan Stanley
                                                                        Services; Chief Executive
                                                                        Officer and Director of
                                                                        the Transfer Agent; Managing
                                                                        Director and Director of the
                                                                        Distributor; Executive Vice
                                                                        President and Principal
                                                                        Executive Officer of the
                                                                        Institutional Funds (since
                                                                        July 2003); previously
                                                                        President of the Institutional
                                                                        Funds (March 2001-July 2003)
                                                                        and Director of the
                                                                        Institutional Funds (March
                                                                        2001-July 2003).

Barry Fink (48)                       Vice             Since            General Counsel (since May
1221 Avenue of the Americas           President        February 1997    2000) and Managing Director
New York, NY                          and General                       (since December 2000) of
                                      Counsel                           Morgan Stanley Investment
                                                                        Management; Managing Director
                                                                        (since December 2000),
                                                                        Secretary (since February
                                                                        1997) and Director (since July
                                                                        1998) of the Investment
                                                                        Manager and Morgan Stanley
                                                                        Services; Assistant Secretary
                                                                        of Morgan Stanley DW; Chief
                                                                        Legal Officer of Morgan
                                                                        Stanley Investments LP (since
                                                                        July 2002); Vice President of
                                                                        the Institutional Funds (since
                                                                        July 2003); Vice President and
                                                                        Secretary of the Distributor;
                                                                        previously Secretary of the
                                                                        Retail Funds (February
                                                                        1997-July 2003); previously
                                                                        Vice President and Assistant
                                                                        General Counsel of the
                                                                        Investment Manager and Morgan
                                                                        Stanley Services (February
                                                                        1997-December 2001).

Joseph J. McAlinden (60)              Vice President   Since            Managing Director and Chief
1221 Avenue of the Americas                            July 1995        Investment Officer of the
New York, NY                                                            Investment Manager, Morgan
                                                                        Stanley Investment Management
                                                                        Inc. and Morgan Stanley
                                                                        Investments LP; Director of
                                                                        the Transfer Agent, Chief
                                                                        Investment Officer of the Van
                                                                        Kampen Funds; Vice President
                                                                        of the Institutional Funds
                                                                        (since July 2003) and the
                                                                        Retail Funds (since July
                                                                        1995).

Stefanie V. Chang (37)                Vice President   Since            Executive Director of Morgan
1221 Avenue of the Americas                            July 2003        Stanley & Co. and Morgan
New York, NY                                                            Stanley Investment Management
                                                                        Inc. and Vice President of the
                                                                        Institutional Funds (since
                                                                        December 1997) and the Retail
                                                                        Funds (since July 2003);
                                                                        formerly practiced law with
                                                                        the New York law firm of
                                                                        Rogers & Wells (now Clifford
                                                                        Chance LLP).

                                                          TERM OF
                                        POSITION(S)     OFFICE AND
      NAME, AGE AND ADDRESS OF           HELD WITH       LENGTH OF          PRINCIPAL OCCUPATION(S)
        EXECUTIVE OFFICER               REGISTRANT      TIME SERVED*         DURING PAST 5 YEARS**
------------------------------------- ---------------  -------------  ----------------------------------
Francis J. Smith (38)                 Treasurer and    Treasurer        Executive Director of the
c/o Morgan Stanley Trust              Chief Financial  since            Investment Manager and Morgan
Harborside Financial Center,          Officer          July 2003 and    Stanley Services (since
Plaza Two,                                             Chief Financial  December 2001); previously
Jersey City, NJ                                        Officer since    Vice President of the Retail
                                                       September 2002   Funds (September 2002-July
                                                                        2003); previously Vice
                                                                        President of the Investment
                                                                        Manager and Morgan Stanley
                                                                        Services (August 2000-November
                                                                        2001) and Senior Manager at
                                                                        PricewaterhouseCoopers LLP
                                                                        (January 1998-August 2000).

Thomas F. Caloia (57)                 Vice President   Since            Executive Director (since
c/o Morgan Stanley Trust                               July 2003        December 2002) and Assistant
Harborside Financial Center,                                            Treasurer of the Investment
Plaza Two,                                                              Manager, the Distributor and
Jersey City, NJ                                                         Morgan Stanley Services;
                                                                        previously Treasurer of the
                                                                        Retail Funds (April 1989-July
                                                                        2003); formerly First Vice
                                                                        President of the Investment
                                                                        Manager, the Distributor and
                                                                        Morgan Stanley Services.

Mary E. Mullin (36)                   Secretary        Since            Vice President of Morgan
1221 Avenue of the Americas                            July 2003        Stanley & Co. Incorporated and
New York, NY                                                            Morgan Stanley Investment
                                                                        Management Inc.; Secretary of
                                                                        the Institutional Funds (since
                                                                        June 1999) and the Retail
                                                                        Funds (since July 2003);
                                                                        formerly practiced law with
                                                                        the New York law firms of
                                                                        McDermott, Will & Emery and
                                                                        Skadden, Arps, Slate, Meagher &
                                                                        Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stephanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                    37965RPT-00-13559B04-AP-1/04

[GRAPHIC]

                              MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                 U.S. GOVERNMENT
                                                                SECURITIES TRUST

                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2003

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)    Not applicable.

         (3)    Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

          2003

                                              REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                      $  40,650                   N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES         $     684(2)   $      2,847,161(2)
                   TAX FEES                   $   4,240(3)   $        736,810(4)
                   ALL OTHER FEES             $       0      $              0
              TOTAL NON-AUDIT FEES            $   4,924      $      3,583,971

              TOTAL                           $  45,574      $      3,583,971

          2002

                                              REGISTRANT     COVERED ENTITIES(1)
              AUDIT FEES                      $  37,600                   N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES         $   5,657(2)   $      2,818,115(2)
                   TAX FEES                   $   4,629(3)   $        365,427(4)
                   ALL OTHER FEES             $       0      $        501,166(5)
              TOTAL NON-AUDIT FEES            $  10,286      $      3,684,708

              TOTAL                           $  47,886      $      3,684,708

             N/A- Not applicable, as not required by Item 4.
             (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
             (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                  Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
             (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
             (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
             (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

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     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

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     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004